Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenue	$ 184		$ 366	$ 4,000	$ 4,383	$ 4,883
Operating expenses:
Research and development	1,584	2,736	3,064	5,573	10,210	11,406
General and administrative	1,440	1,382	2,575	2,635	4,485	5,030
Restructuring and asset impairment	10	13	20	26	48	1,874
Total operating expenses	3,034	4,131	5,659	8,234	14,743	18,310
Loss from operations	(2,850)	(4,131)	(5,293)	(4,234)	(10,360)	(13,427)
Interest income	1	4	3	14	20	72
Interest expense	(46)	(109)	(53)	(218)	(318)	(428)
Other income (expense), net	1	108	2	106	844	(4)
Gain from extinguishment of debt					4,435
Loss before income taxes					(5,379)	(13,787)
Income tax benefit						15
Net loss	$ (2,894)	$ (4,128)	$ (5,341)	$ (4,332)	$ (5,379)	$ (13,772)
Basic and diluted net loss per common share	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.15)
Shares used in computing basic and diluted net loss per common share	170,731	104,891	170,435	102,396	128,660	92,348